FINANCIAL EXPENSES	12 Months Ended
Dec. 31, 2025
FINANCIAL EXPENSES
FINANCIAL EXPENSES

3.    FINANCIAL EXPENSES

	2025	2024	2023
Third parties:
Interest on long-term debt	$313.0	$369.3	$366.1
Amortization of financing costs	8.7	9.0	8.0
Interest on lease liabilities	19.1	18.8	16.2
(Gain) loss on foreign currency translation of short-term monetary items	(1.8)	4.7	(0.6)
Other	2.0	5.6	5.2
	341.0	407.4	394.9
Affiliated corporations:
Interest expense	108.6	100.4	126.2
Dividend income	(109.7)	(101.5)	(127.5)
Interest on lease liabilities	0.8	1.1	1.3
Interest income	(66.4)	(66.5)	(63.9)
	(66.7)	(66.5)	(63.9)
	$274.3	$340.9	$331.0